Condensed Financial Information of The Parent Company (Details) - Schedule of Condensed Balance Sheets (Parentheticals) - Parent [Member] - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Schedule of Condensed Balance Sheets [Line Items]
Redeemable ordinary shares	10,526,300	10,526,300
Redeemable ordinary shares, per share (in Dollars per share)	$ 1.34	$ 1.34
Preferred shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	800,000,000	800,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Ordinary Shares [Member]
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	2,000,000,000	2,000,000,000
Ordinary shares, shares issued	15,789,500	15,789,500
Ordinary shares, shares outstanding	15,789,500	15,789,500
Class B Ordinary Shares [Member]
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	26,315,800	26,315,800
Ordinary shares, shares outstanding	26,315,800	26,315,800